Employee Benefit Plans (Fair values of pension and post retirement plan assets by asset category) (Parenthetical) (Detail) - Collective Bargaining Agreement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	$ 11	$ 46
Net accrued income	19	19
Pending purchases of securities	15	47
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	1	5
Net accrued income	2	2
Pending purchases of securities	1	5
Dominion Energy Gas Holdings, LLC | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pending sales of securities	3	10
Net accrued income	4	4
Pending purchases of securities	$ 3	$ 10